Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 15 - Income Taxes

For the three and nine months ended September 30, 2026, no provision for income taxes was recorded. Similarly, no provision for income taxes was recognized for the three months ended September 30, 2025. For the nine months ended September 30, 2025, the Company recorded an income tax benefit of approximately $0.06 million. As of September 30, 2026 and December 31, 2025, the Company had net deferred tax assets of $8.5 million and $45.8 million, respectively. The Company has recorded a full valuation allowance for both periods. The Company had a net operating loss (“NOL”) of approximately $34.2 million and $67.7 million as of September 30, 2026 and December 31, 2025, respectively.

Pursuant to Section 382 of the Internal Revenue Code of 1986, as amended (“Section 382”), a corporation that undergoes an “ownership change,” generally defined as a cumulative increase of more than 50 percentage points in the stock ownership of 5% shareholders within a rolling three-year period may have its ability to utilize pre-change NOL carryforwards and certain other tax attributes significantly limited on an annual basis.

Since inception, the Company has undergone a number of significant equity transactions, including its initial public offering, the reverse acquisition of Northern Lights Acquisition Corp., the acquisition of Abaca, various share issuances to settle obligations, and its September 2025 recapitalization. The Company has not completed a Section 382 analysis to determine whether one or more ownership changes have occurred or to quantify any resulting annual limitation. If it is determined that an ownership change has occurred, the annual limitation could materially reduce the Company’s ability to utilize its existing NOL carryforwards and other deferred tax assets to offset future taxable income.

Note 18 - Income Taxes

The major components of income tax expense (benefit) for the year ended December 31, 2025 and December 31, 2024 as follows:

For The Year Ended December 31,	2025	2024
Current income tax:
Current (benefit) tax on profits	$(58,470)	$30,665
Deferred tax:	-
Deferred taxation - current year	-	43,829,019
Income tax (benefit) expense	$(58,470)	$43,859,686

The tables below reconcile the United States effective tax rate of 21% to the Company’s income tax (benefit) for the years ended December 31, 2025 (pursuant to ASU 203-09) and December 31, 2024.

	December 31, 2025

Net loss before income taxes	$(2,219,468)
United States federal statutory tax rate	(466,088)	21.0%
Arkansas tax benefit, net of federal tax benefit	(58,470)	2.6%
Deferred state income taxes, no federal benefit	(172,158)	7.8%
Changes in valuation allowance	1,476,893	(66.5)%
Non-taxable or non-deductible items
Change in fair market value of warrant liability	(277,383)	12.5%
Gain on extinguishment of forward purchase derivative and exchange of debt	(700,605)	31.6%
Costs incurred to secure financing	168,000	(7.6)%
Other	(52,114)	2.4%
Prior year true up of deferred taxes	23,455	(1.0)%
Income tax benefit	$(58,470)	2.6%

December 31, 2024

Net loss before income taxes	$(4,459,789)
United States federal statutory income tax rate of 21%	(936,555)
State income tax benefit, net of federal benefit	(8,418)
Permanent differences, net	583,678
Valuation allowance charges affecting the provision for income taxes	44,277,923
Other	(56,942)
Total	$43,859,686

As of December 31, 2025 and December 31, 2024, the significant component of the Company’s deferred tax assets and liabilities as follows:

	December 31, 2025	December 31, 2024	Change
Deferred tax assets:
Capital loss carryover	$70,627	$70,627	$-
Stock option expense	2,043,599	1,674,554	369,045
Deferred revenue	3,774	6,935	(3,161)
Fixed assets	8,794	23,992	(15,198)
Transaction costs	924,764	942,062	(17,298)
Forward purchase contract	-	8,155,953	(8,155,953)
Goodwill	26,180,613	28,404,108	(2,223,495)
NOL carry forward	16,551,647	5,030,672	11,520,975
Accrued expenses	3,917	-	3,917
Contract assets	789,914	-	789,914
Right of use assets	173,934	214,124	(40,190)
Total deferred tax assets	46,751,583	44,523,027	2,228,556
Deferred tax liabilities:
Lease liabilities	(133,944)	(172,195)	38,251
Financial indemnification liability	(267,266)	-	(267,266)
Stand ready liability	(522,648)	-	(522,648)
Total deferred tax liabilities	(923,858)	(172,195)	(751,663)
Net deferred tax assets	45,827,725	44,350,832	1,476,893
Valuation allowance	(45,827,725)	(44,350,832)	(1,476,893)
Deferred tax asset	$-	$-	$-

The Company offsets tax assets and liabilities only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority. The Company does not consider their deferred tax assets to be realizable and has established full valuation allowance during the year ended December 31, 2025 and December 31, 2024. As of December 31, 2025, the Company has US federal tax loss carryovers $67.7 million. The Company has US federal tax loss carryovers $20.4 million arising from 2020 through 2022 which have an unlimited carryover period. The Company has State of Colorado loss carryovers arising in 2022 of $21.4 million which begin to expire in 2042. The Company currently has no tax examinations in progress. The Company has open years for examination from Federal, State of Arkansas and Colorado for the years ending December 31, 2020 and forward and from State of Colorado from December 31, 2021 and forward. The Company does not have any uncertain tax positions as of December 31, 2025. The Company has open years for examination from Federal and State of Arkansas for the years ended December 31, 2020 and forward and from State of Colorado from December 31, 2021 and forward.

Section 382 Limitations on Net Operating Loss Carryforwards

Pursuant to Section 382 of the Internal Revenue Code of 1986, as amended, a corporation that undergoes an “ownership change,” generally defined as a cumulative increase of more than 50 percentage points in the stock ownership of 5% shareholders within a rolling three-year period may have its ability to utilize pre-change net operating loss (“NOL”) carryforwards and certain other tax attributes significantly limited on an annual basis.

Since inception, the Company has undergone a number of significant equity transactions, including its initial public offering, the reverse acquisition of Northern Lights Acquisition Corp., the acquisition of Abaca, various share issuances to settle obligations, and its September 2025 recapitalization. The Company has not completed a Section 382 analysis to determine whether one or more ownership changes have occurred or to quantify any resulting annual limitation. If it is determined that an ownership change has occurred, the annual limitation could materially reduce the Company’s ability to utilize its existing NOL carryforwards and other deferred tax assets to offset future taxable income.